ACQUISITION (Schedule of Assets Acquired and Liabilities Assumed) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014	Dec. 26, 2013
Assets acquired
Inventories			$ 343
Other current assets			276
Customer contracts			5,745
Software and other IP			5,303
Goodwill	3,722 [1]	3,722	3,722
Property and equipment, net			28
Total assets acquired			15,417
Liabilities assumed
Other current liabilities			1,320
Total liabilities assumed			1,320
Net assets acquired			$ 14,097
Customer Contracts [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization period	13 years
Intellectual Property [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization period	15 years

[1]	Retroactive Application